Retirement and Severance Benefits (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plan

	Yen (millions)
	2011	2010	2009
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)	—
Settlements loss	—	603	—
Employees' contributions	(162)	(164)	(489)

Net periodic benefit cost	158,837	168,210	129,937

Estimated prior service cost and actuarial loss for the defined benefit pension plans

Yen (millions)
Prior service benefit	(22,964)
Actuarial loss	94,364

Reconciliations of beginning and ending balances of the benefit obligation and the fair value of plan assets

	Yen (millions)
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements	—	(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)

Benefit obligation at end of year	2,188,485	2,193,449

Change in plan assets:
Fair value of plan assets at beginning of year	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements	—	(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)

Fair value of plan assets at end of year	1,275,725	1,269,133

Funded status	(912,760)	(924,316)

Amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011	2010
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)

	(912,760)	(924,316)

Amounts recognized in accumulated other comprehensive loss

	Yen (millions)
	2011	2010
Prior service benefit	(129,918)	(153,502)
Actuarial loss	618,905	655,669

	488,987	502,167

Weighted-average assumptions

	2011	2010
Discount rate	2.4%	2.5%
Rate of compensation increase	2.6%	2.6%

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets

	Yen (millions)
	2011	2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	1,874,847	1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	1,082,007	1,125,923

Plan assets that are measured at fair value

	Yen (millions)
	2011
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	112,808	108,888	3,920	—
Government and municipal debt securities (b)	118,165	113,182	4,983	—
Corporate and other debt securities (c)	62,148	—	31,048	31,100
Hedge funds (d)	55,359	—	13,014	42,345
Securitization products (e)	34,087	—	—	34,087
Cash and cash equivalents	25,457	25,457	—	—
Life insurance company general accounts (f)	116,558	—	116,558	—
Commingled funds (g)	703,279	—	666,127	37,152
Other	47,864	37,240	6,974	3,650

	1,275,725	284,767	842,624	148,334

	Yen (millions)
	2010
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3
Equity securities (a)	132,255	131,264	991	—
Government and municipal debt securities (b)	190,906	183,077	7,829	—
Corporate and other debt securities (c)	50,770	—	31,277	19,493
Hedge funds (d)	57,642	—	8,256	49,386
Securitization products (e)	29,262	—	—	29,262
Cash and cash equivalents	20,038	20,038	—	—
Life insurance company general accounts (f)	85,298	—	85,298	—
Commingled funds (g)	661,672	—	624,190	37,482
Other	41,290	26,857	9,511	4,922

	1,269,133	361,236	767,352	140,545

(a)	Approximately 75 percent and 85 percent of equity securities are invested in Japan-listed stocks as of March 31, 2011 and 2010, respectively. Approximately 25 percent and 15 percent of equity securities are invested in stocks listed overseas as of March 31, 2011 and 2010, respectively. Equity securities are primarily valued at quoted market prices.
(b)	Approximately 80 percent of government and municipal debt securities are invested in bonds issued in Japan and primarily consist of Japanese government bonds as of March 31, 2011 and 2010. Approximately 20 percent of government and municipal debt securities are invested in bonds issued in overseas markets and primarily consist of foreign government bonds as of March 31, 2011 and 2010. Government and municipal debt securities are primarily valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates.
(c)	Approximately 25 percent and 30 percent of corporate and other debt securities are invested in bonds issued in Japan as of March 31, 2011 and 2010, respectively. Approximately 75 percent and 70 percent of corporate and other debt securities are invested in bonds issued in overseas markets as of March 31, 2011 and 2010, respectively. Corporate and other debt securities are mainly valued at prices provided by the securities industry, the industrial associations in each country, or prices which are calculated on the basis of market interest rates. If these values are not available, corporate and other debt securities are valued at theoretical prices, taking into consideration the interest rates of government bonds of the related countries, swap interest rates and credit risks.
(d)	Hedge funds are invested primarily in relative value strategy funds, event driven funds, equity long/short funds, and macroeconomic and Commodity Trading Advisor (CTA) funds. Hedge funds are valued using the Net Asset Value (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding.
(e)	Securitization products are invested primarily in collateralized loan obligations. These investments are valued at prices provided by financial institutions. The Company corroborates the prices, taking into consideration primarily the market values of the underlying loans, the market values of similar debt securities, and the future expected default rates and recovery rates of the collateralized loans.
(f)	Life insurance company general accounts are valued at conversion value at the end of the period.
(g)	Commingled funds represent pooled institutional investments. Approximately 35 percent of commingled funds are invested in listed stocks as of March 31, 2011 and 2010, 40 percent and 35 percent in government and municipal debt securities as of March 31, 2011 and 2010, respectively, 10 percent in corporate and other debt securities as of March 31, 2011 and 2010, and 15 percent and 20 percent in other assets as of March 31, 2011 and 2010, respectively. Commingled funds are valued at their NAV provided by the administrators of the funds, which are based on the value of the underlying assets owned by the funds, divided by the number of units outstanding.

Reconciliation of the beginning and ending balances of Level 3 assets
	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Benefit payments, which reflect expected future service, as appropriate, are expected to be paid

Years ending March 31	Yen (millions)
2012	138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	620,220

Pension Costs [Member]
Weighted-average assumptions

	2011	2010	2009
Discount rate	2.5%	2.6%	2.5%
Expected long-term return on plan assets	2.9%	3.0%	3.4%
Rate of compensation increase	2.6%	2.7%	2.7%

Level 3 [Member]
Reconciliation of the beginning and ending balances of Level 3 assets

	Yen (millions)
	2011
	Beginning balance at March 31, 2010	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2011
Corporate and other debt securities	19,493	197	12	11,434	133	(169)	31,100
Hedge funds	49,386	2,082	(370)	(8,723)	—	(30)	42,345
Securitization products	29,262	7,283	1,090	(3,452)	(71)	(25)	34,087
Commingled funds	37,482	(3,485)	(375)	3,660	32	(162)	37,152
Other	4,922	(463)	537	(1,339)	—	(7)	3,650

	140,545	5,614	894	1,580	94	(393)	148,334

	Yen (millions)
	2010
	Beginning balance at March 31, 2009	Actual return on plan assets still held at the reporting date	Realized gain or loss on plan assets sold during the period	Purchases, sales, and settlements, net	Transfers in and/or out of Level 3	Foreign currency exchange	Ending balance at March 31, 2010
Corporate and other debt securities	5,952	123	87	13,446	—	(115)	19,493
Hedge funds	82,161	8,574	227	(41,583)	—	7	49,386
Securitization products	16,097	14,496	342	(1,677)	—	4	29,262
Commingled funds	44,063	(6,193)	(1,056)	665	—	3	37,482
Other	5,987	(529)	(91)	(447)	—	2	4,922

	154,260	16,471	(491)	(29,596)	—	(99)	140,545